M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

COMMON STOCK - 96.34%	Shares	Value

Auto Parts & Equipment - 1.84%
Dorman Products, Inc.(a)	1,017	$119,864
Gentherm, Inc.(a)	1,906	62,460
		182,324
Banks - 4.76%
First Financial Bankshares, Inc.	3,195	98,821
Glacier Bancorp, Inc.	3,550	161,490
Hope Bancorp, Inc.	5,337	60,095
Lakeland Financial Corp.	997	57,916
WesBanco, Inc.	2,686	93,661
		471,983
Biotechnology - 1.98%
Krystal Biotech, Inc.(a)	392	108,051
TG Therapeutics, Inc.(a)	2,938	88,404
		196,455
Building Materials - 3.36%
Boise Cascade Co.	580	47,989
Modine Manufacturing Co.(a)	735	167,029
UFP Industries, Inc.	1,154	118,758
		333,776
Chemicals - 1.71%
Hawkins, Inc.	568	84,689
Quaker Chemical Corp.	577	84,836
		169,525
Commercial Services - 4.97%
Barrett Business Services, Inc.	2,329	64,676
CBIZ, Inc.(a)	2,130	61,003
CRA International, Inc.	643	111,020
EVERTEC, Inc. - Puerto Rico	2,331	65,991
Grand Canyon Education, Inc.(a)	559	88,920
Healthcare Services Group, Inc.(a)	4,653	101,296
		492,906
Computers - 3.33%
EPAM Systems, Inc.(a)	698	98,418
ExlService Holdings, Inc.(a)	3,378	105,563
Maximus, Inc.	967	73,115
Qualys, Inc.(a)	580	53,633
		330,729
Distribution & Wholesale - 1.24%
SiteOne Landscape Supply, Inc.(a)	862	123,171

Diversified Financial Services - 1.51%
Evercore, Inc.	352	108,712
PJT Partners, Inc. - Class A	280	41,350
		150,062
Electrical Components & Equipment - 0.99%
Insteel Industries, Inc.	2,625	97,860

COMMON STOCK - 96.34% (continued)	Shares	Value

Electronics - 4.93%
Badger Meter, Inc.	850	$129,566
Napco Security Technologies, Inc.	1,661	77,419
NVE Corp.	1,111	76,481
OSI Systems, Inc.(a)	490	139,748
Plexus Corp. (a)	337	65,422
		488,636
Engineering & Construction - 4.21%
Exponent, Inc.	1,339	97,452
MYR Group, Inc.(a)	232	62,631
Sterling Infrastructure, Inc.(a)	601	257,306
		417,389
Food - 0.87%
J & J Snack Foods Corp.	989	86,102

Hand & Machine Tools - 0.88%
Franklin Electric Co., Inc.	879	87,566

Healthcare - Products - 7.06%
CONMED Corp.	1,647	75,762
Globus Medical, Inc.(a)	1,432	136,699
iRadimed Corp.	1,366	141,422
LeMaitre Vascular, Inc.	1,443	156,104
Omnicell, Inc.(a)	1,832	75,295
UFP Technologies, Inc.(a)	549	115,608
		700,890
Healthcare - Services - 8.17%
Addus HomeCare Corp.(a)	1,526	157,987
Ensign Group, Inc.	1,342	287,416
National HealthCare Corp.	527	86,165
Pediatrix Medical Group, Inc.(a)	4,857	96,411
Pennant Group, Inc.(a)	1,665	56,127
U.S. Physical Therapy, Inc.	1,528	126,763
		810,869
Home Builders - 1.45%
Century Communities, Inc.	2,134	143,469

Household Products & Wares - 0.63%
WD-40 Co.	264	62,885

Internet - 1.49%
ePlus, Inc.	1,450	116,957
HealthStream, Inc.	1,465	31,102
		148,059

COMMON STOCK - 96.34% (continued)	Shares	Value

Leisure Time - 1.00%
YETI Holdings, Inc.(a)	2,262	$98,872

Machinery - Diversified - 3.37%
Albany International Corp.	2,171	125,158
Cactus, Inc. - Class A	2,218	119,772
Cognex Corp.	1,648	89,651
		334,581
Metal Fabricate & Hardware - 2.29%
RBC Bearings, Inc.(a)	395	227,488

Miscellaneous Manufacturing - 1.20%
Fabrinet - Thailand(a)	218	118,947

Oil & Gas Services - 2.97%
Innovex International, Inc.(a)	4,778	125,900
RPC, Inc.	7,631	44,336
Select Water Solutions, Inc.	9,069	123,973
		294,209
Pharmaceuticals - 5.66%
Amphastar Pharmaceuticals, Inc.(a)	5,397	109,181
Catalyst Pharmaceuticals, Inc.(a)	5,047	116,485
Corcept Therapeutics, Inc.(a)	1,749	62,439
Pacira BioSciences, Inc.(a)	7,992	175,105
Supernus Pharmaceuticals, Inc.(a)	1,803	98,678
		561,888
REITS - 1.24%
Getty Realty Corp.	2,288	75,092
LTC Properties, Inc.	1,200	47,616
		122,708
Retail - 4.43%
La-Z-Boy, Inc.	2,117	75,619
Lithia Motors, Inc.	435	121,617
Ollie's Bargain Outlet Holdings, Inc.(a)	995	106,565
Shake Shack, Inc. - Class A(a)	475	45,605
Texas Roadhouse, Inc.	490	89,606
		439,012
Semiconductors - 9.13%
Diodes, Inc.(a)	2,674	182,447
Kulicke & Soffa Industries, Inc. - Singapore	2,116	147,528
MACOM Technology Solutions Holdings, Inc.(a)	626	155,323
Onto Innovation, Inc.(a)	988	213,299
Ultra Clean Holdings, Inc.(a)	2,278	138,229
Vishay Precision Group, Inc.(a)	1,486	68,460
		905,286

COMMON STOCK - 96.34% (continued)	Shares	Value

Software - 4.98%
ACI Worldwide, Inc.(a)	2,989	$118,604
BlackLine, Inc.(a)	1,001	35,285
Consensus Cloud Solutions, Inc.(a)	2,138	64,311
Donnelley Financial Solutions, Inc.(a)	1,850	92,056
LiveRamp Holdings, Inc.(a)	3,182	86,455
PDF Solutions, Inc.(a)	2,890	97,624
		494,335
Telecommunications - 2.63%
A10 Networks, Inc.	8,067	155,370
Credo Technology Group Holding Ltd.(a)	943	105,871
		261,241
Transportation - 1.49%
Landstar System, Inc.	907	147,796

Water - 0.57%
California Water Service Group	1,262	56,891

TOTAL COMMON STOCK (Cost $8,326,006)		9,557,910

INVESTMENTS AT VALUE (Cost $8,326,006) - 96.34%		$9,557,910

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.66%		363,150

NET ASSETS - 100.00%		$9,921,060

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:
Ltd. - Limited
REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to M3Sixty Capital, LLC (the “Adviser”), as the Fund’s Valuation Designee, to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee’s fair value determinations and has assigned the Adviser as the Fund’s Valuation Designee.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2026.

M3Sixty Small Cap Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock(2)	$9,557,910	$—	$9,557,910
Totals	$9,557,910	$—	$9,557,910

(1)       As of and for the nine months ended February 28, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the nine months ended February 28, 2026, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2026 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$8,393,625	$1,939,399	$(775,114)	$1,164,285

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.